Other gains (Tables)	12 Months Ended
Jun. 30, 2025
Other Gains
Schedule of gain (loss) on sale of assets
	Year Ended June 30
(US dollars in thousands)	2025	2024	2023
Australian solar projects	-	32	31
Other gains	16	57	-
Total other gains	16	89	31